SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Preferred Equity Units (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,605	$ 1,585
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.50%
Subsidiary preferred equity units	$ 575	565
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.75%
Subsidiary preferred equity units	$ 556	546
New LP Preferred Units [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	19,273,654
Cumulative Dividend Rate	6.25%
Subsidiary preferred equity units	$ 474	$ 474